Income Taxes - Summary of Reconciliation of Effective Tax Rate from Federal Statutory Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%
Non-temporary differences	1.00%	1.70%
Rate difference from statutory rate	0.10%	(6.00%)
Change in tax rates on temporary differences		0.10%
Change in valuation allowance	(10.60%)	8.10%
Other	(2.00%)	(0.90%)
Effective tax rate	13.50%	28.00%